[letterhead of K&L Gates LLP]
October 14, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Causeway Capital Management Trust — Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File Nos. 333-67552 and 811-10467)
Ladies and Gentlemen:
Please find enclosed for filing on behalf of Causeway Capital Management Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 15 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.
The Trust is filing the Post-Effective Amendment to add one new series: Causeway Global Absolute Return Fund (the “Fund”). The Fund currently intends to offer two classes of shares: the Institutional Class and the Investor Class. As discussed in the Post-Effective Amendment, the Fund intends to have long and short exposures to equity securities of companies located primarily in developed countries other than the U.S., and intends to implement its investment program by entering into one or more total return equity swap agreements. The use of a swap agreement would allow the Fund to obtain investment exposures greater than it could otherwise obtain with direct investments (although the Fund may in the future make direct investments). More information about the Fund and its investment program is contained in the Post-Effective Amendment.
The Trust expects to file an amendment pursuant to Rule 485(b) prior to the effective date of this filing to add certain exhibits and make other nonmaterial changes as necessary. Pursuant to Rule 485(a)(2) under the 1933 Act, this Post-Effective Amendment would become effective on the 75th day after the filing hereof.
If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at 415.249.1070 or my colleague Kurt Decko at 415.249.1053.
Sincerely,

/s/ Mark D. Perlow
Mark D. Perlow
Enclosure